Summarized Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended									5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenues		$ 242,216	$ 234,551	$ 233,038	$ 230,496	$ 224,502	$ 216,685	$ 213,332	$ 208,125	$ 197,907		$ 480,966	$ 454,998	$ 922,587	$ 836,049	$ 658,722
Net loss	$ (16,879)	5,529	(26,649)	(21,949)	(19,666)	(9,975)	(38,542)	(31,335)	(45,411)	(44,920)	$ (19,983)	$ (36,862)	$ (29,641)	$ (78,239)	$ (160,208)	$ (269,861)
Net loss attributable to Invitation Homes shareholders		$ 5,420	$ (26,649)	$ (21,949)	$ (19,666)	$ (9,975)	$ (38,542)	$ (31,335)	$ (45,411)	$ (44,920)	$ (20,092)